Schedule of Royalty and Other Mineral Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Royalties
Beginning balance	$ 264,545
Additions	45,008	25,496
Disposal	(10)
Acquisition	366,102	238,864
Depletion	(1,756)	(164)
Foreign currency translation		379
Property option payments received	(1,780)	(30)
Impairment	(3,821)
Ending balance	$ 668,288	$ 264,545